Leases - Schedule of Changes in the Lease Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Changes in Lease Liability [Abstract]
Balance at beginning	$ 1,734,029	$ 1,841,227	$ 1,721,833
Additions	404,119	504,963	421,921
Interest accrual	104,257	104,177	73,463
Payments	(482,847)	(473,098)	(354,947)
Terminated contracts	(103,976)	(60,463)	(7,456)
Exchange rate variation	111,703	(182,777)	(3,186)
Balance at ending	$ 1,767,285	$ 1,734,029	1,841,227
Business Combination Adjustment			$ (10,401)